Contractual Commitments - Project Investment Agreements - Additional Information (Detail) $ in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Jun. 04, 2023	Jan. 14, 2021	Dec. 30, 2020 ARS ($)	May 14, 2020	Apr. 29, 2020	Jan. 31, 2020 ARS ($)	Oct. 31, 2017	Dec. 31, 2021	Dec. 31, 2019 ARS ($)	May 25, 2021	Apr. 30, 2021 USD ($)	Jan. 31, 2020 USD ($)	Aug. 02, 2019 ARS ($)	Dec. 20, 2018 ARS ($)	Jun. 11, 2018 ARS ($)
Disclosure of geographical areas [line items]
Payment of assignment of Bandurria Sur area												$ 105.0
Interest in the concession post-agreement					40.00%
Result for sale of participation in areas						$ 6,356
Bandurria Sur Investments SA [Member] | Assignment Agreement [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation				60.00%
Percentage Of Interest In Joint Operation Assigned				11.00%
Exploration agreement in the Charagua block [member] | YPFB Chaco SA [Member] | Amendment To The Oil And Services Contract [Member]
Disclosure of geographical areas [line items]
Percentage Of Interest In Joint Operation Assigned										40.00%
Exploration agreement in the Charagua block [member] | COVID-19 [member] | YPFB Chaco SA [Member] | Amendment To The Oil And Services Contract [Member] | Conclusion Date One [Member]
Disclosure of geographical areas [line items]
Date Of Conclusion Of Exploratory Term	Jun. 04, 2023
Charagua Block Bolivia [member] | Mixed Economy Company [member] | YPFB Chaco SA [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation							19.60%
Province of Neuquén [member] | Narambuena Exploration Project Area [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation								50.00%
Percentage of legal interest allocated to CDNC in Sierra Negra exploitation								7.00%
Percentage of contribution in a joint investment								100.00%
YPF E&P [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation							29.40%
Yacimientos Petroliferos Fiscales Bolivianos [member] | COVID-19 [member]
Disclosure of geographical areas [line items]
Extension of First Exploratory Expiration Term		May 26, 2021
Yacimientos Petroliferos Fiscales Bolivianos [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation							51.00%
Compania De Desarrollo NoConvencional SRL [Member]
Disclosure of geographical areas [line items]
Investment in joint venture stage one and stage tow contribution											$ 114.4
Bandurria Sur Investments S A [Member] | Bandurria Sur Investments SA [Member] | Assignment Agreement [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation				40.00%
Income arising from exploration for and evaluation of mineral resources			$ 4,420
Petróleos Sudamericanos S.A. [Member] | Neuquén and Río Negro [Member] | Assignment Agreement [Member] | Bajo Del Piche, Barranca De Los Loros, El Medanito And El Santiagueno [Member]
Disclosure of geographical areas [line items]
Percentage Of Interest In Joint Operation Assigned															100.00%
Receivable For Assigning Interest In Joint Operation															$ 22
Petróleos Sudamericanos S.A. [Member] | Neuquén and Río Negro [Member] | Assignment Agreement [Member] | Bajo Del Piche, Barranca De Los Loros, El Medanito And El Santiagueno [Member] | Other Net Operating Results [Member]
Disclosure of geographical areas [line items]
Income arising from exploration for and evaluation of mineral resources									$ 1,523
Capetrol Argentina S A [Member] | Neuquén and Río Negro [Member] | Province Of Chubut [Member]
Disclosure of geographical areas [line items]
Percentage Of Interest In Joint Operation Assigned													100.00%
Receivable For Assigning Interest In Joint Operation													$ 1
Capetrol Argentina S A [Member] | Neuquén and Río Negro [Member] | Province Of Chubut [Member] | Other Net Operating Results [Member]
Disclosure of geographical areas [line items]
Income arising from exploration for and evaluation of mineral resources									187
Oilstone Energia S A [Member] | Rio Mayo And Sarmiento Areas [Member] | Al Sur De La Dorsal, Anticlinical Campamento, Dos Hermanas And Ojo De Agua [Member] | Other Net Operating Results [Member]
Disclosure of geographical areas [line items]
Income arising from exploration for and evaluation of mineral resources									$ 558
Oilstone Energia S A [Member] | Province of Neuquén [member] | Al Sur De La Dorsal, Anticlinical Campamento, Dos Hermanas And Ojo De Agua [Member]
Disclosure of geographical areas [line items]
Percentage Of Interest In Joint Operation Assigned														100.00%
Receivable For Assigning Interest In Joint Operation														$ 12